Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair value measurements
Fair value adjustment			¥ (8,505)
Fair value measurement on a non-recurring basis
Fair value measurements
Fair value adjustment	$ 0	¥ 0	¥ (8,505)